Organization and Business Operations (Details)			3 Months Ended	12 Months Ended
	Nov. 27, 2018 USD ($) shares	Nov. 24, 2017 USD ($) shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) real_estate_investment property	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2019 real_estate_investment property	Nov. 27, 2017 USD ($)	Oct. 13, 2017 USD ($) shares	May 29, 2014 USD ($)
Organization and Business Operations [Line Items]
Common stock offering, gross proceeds raised			$ 34,096,000	$ 118,605,000	$ 386,091,000	$ 314,836,000
Number of real estate investments owned | real_estate_investment				62			62
Number of properties owned | property				85			85
Initial Offering [Member]
Organization and Business Operations [Line Items]
Common stock offering including DRIP, value										$ 2,350,000,000
Common stock offering, value										2,250,000,000
Common stock offering pursuant to DRIP, value										$ 100,000,000
Initial Offering [Member] | Class A, I and T shares [Member]
Organization and Business Operations [Line Items]
Common stock offering including DRIP, shares issued | shares		125,095,000
Common stock offering including DRIP, gross proceeds raised		$ 1,223,803,000
DRIP Offering [Member]
Organization and Business Operations [Line Items]
Common stock offering pursuant to DRIP, value									$ 100,000,000
Common stock offering pursuant to DRIP, shares registered | shares									10,893,246
Follow-On Offering [Member]
Organization and Business Operations [Line Items]
Common stock offering, value								$ 1,000,000,000
Follow-On Offering [Member] | Class A, I, T and T2 shares [Member]
Organization and Business Operations [Line Items]
Common stock offering, shares issued | shares	13,491,000
Common stock offering, gross proceeds raised	$ 129,308,000
Common stock offering, value deregistered	$ 870,692,000